Loan and warrant (Details)				12 Months Ended
	Mar. 13, 2018 $ / shares shares	Feb. 21, 2017 SFr / shares shares	Jul. 19, 2016 USD ($) $ / shares shares	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Warrants issued (in shares)		7,945,000
Exercise price of warrants (in dollars per share) | SFr / shares		SFr 1.2
Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $			$ 20,000,000.0
Drawn on term loan facility			$ 12,500,000.0	SFr 10,126,406
Warrants issued (in shares)			241,117
Exercise price of warrants (in dollars per share) | $ / shares			$ 3.94
Warrants exercisable (in shares)			156,726
Number of additional warrants exercisable upon second advance (in shares)			84,391
Secured term loan facility | Floating interest rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)			9.55%
Within one year | Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Amortization payments | SFr				4,542,109
Warrants | Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Fair value of warrants | SFr				23,350
Gain recognized upon change in fair value of warrants | SFr				SFr 93,782	SFr 291,048
Merger | Warrants | Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 39.40
Number of common shares exercisable through warrants, up to	15,673